Stock-Based Compensation Plans, Stock-Based Award Plan Activity (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Awards [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Stock-based compensation expense	$ 0
Performance Based Awards [Member] | 5 Years Vesting [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Percentage of awards vesting	50.00%
Awards vesting percentage at end of each calendar year upon achievement of annual or cumulative EBITDA targets	20.00%
Performance Based Awards [Member] | 4 Years Vesting [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Percentage of awards vesting	50.00%
Awards vesting percentage at end of each calendar year upon achievement of annual or cumulative EBITDA targets	25.00%
Performance Based Awards [Member] | 3 Years Vesting [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Percentage of awards vesting	50.00%
Awards vesting percentage at end of each calendar year upon achievement of annual or cumulative EBITDA targets	33.33%
Stock Options [Member]
Shares [Roll Forward]
Outstanding, beginning balance (in shares)	17,033	18,214	6,987
Granted (in shares)	2,427	1,075	13,722
Settled (in shares)	(1,980)	(304)	0
Forfeited (in shares)	(2,931)	(1,952)	(2,495)
Converted to liability (in shares)	(1,264)
Outstanding, ending balance (in shares)	13,285	17,033	18,214
Vested (in shares)	7,145
Outstanding Weighted-Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)	$ 8.36	$ 8.23	$ 8.16
Granted (in dollars per share)	10.75	10.61	8.25
Settled (in dollars per share)	8.18	8.33	0
Forfeited (in dollars per share)	8.31	8.43	8.16
Converted to liability (in dollars per share)	8.16
Outstanding, ending balance (in dollars per share)	8.85	8.36	8.23
Vested (in dollars per share)	$ 8.62
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual term	7 years 8 months 5 days
Vested, weighted average remaining contractual term	7 years 6 months
Outstanding, aggregate intrinsic value of in-the-money options	$ 34,302
Vested, aggregate intrinsic value of in-the-money options	$ 20,020
Weighted average fair value of stock options granted or modified (in dollars per share)	$ 5.18	$ 5.03	$ 5.06
Period of newly granted stock options	10 years
Stock-based compensation expense	$ 7,800	$ 2,400	$ 0
Unrecognized compensation cost	68,000
Stock Options [Member] | Selling and Administrative Expenses [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Stock-based compensation expense	6,400
Stock Options [Member] | Other Operating Expenses, Net [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Stock-based compensation expense	1,400
Stock Options [Member] | December 16, 2015 Performance Based Vesting Options [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Unrecognized compensation cost	5,800
Stock Options [Member] | February 2, 2016 Performance Based Vesting Options [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Unrecognized compensation cost	$ 17,200
Time Based Awards [Member] | 5 Years Vesting [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Percentage of awards vesting	50.00%
Awards vesting percentage at end of each calendar year	20.00%
Time Based Awards [Member] | 4 Years Vesting [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Percentage of awards vesting	50.00%
Awards vesting percentage at end of each calendar year	25.00%
Time Based Awards [Member] | 3 Years Vesting [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Percentage of awards vesting	50.00%
Awards vesting percentage at end of each calendar year	33.33%